Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CohBar, Inc.
Entity Central Index Key	0001522602
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to Form S-1 (this “Post-Effective Amendment) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), to update the Registration Statement on Form S-1 (No. 333-205519), which was previously declared effective by the Securities and Exchange Commission (the “Commission”) on July 20, 2015, as amended by Post-Effective Amendment No. 1 to Form S-1 (No. 333-205519), which was declared effective by the Commission on May 3, 2016. The Post-Effective Amendment includes (i) the Registrant’s audited financial statements and the notes thereto included in the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2016, as filed with the Commission on March 31, 2017 and (ii) an updated prospectus relating to the offering and sale of the securities described therein.

Pursuant to Rule 429(b) under the Securities Act, this Post-Effective Amendment to Registration Statement No. 333-205519 shall also act, upon effectiveness, as a post-effective amendment to the Registrant’s Registration Statement on Form S-1 (No. 333-200033). The prospectus included in Registration Statement No. 333-205519 was a single combined prospectus relating to (i) the issuance of certain securities of the Registrant upon exercise of Unit Purchase Options and common stock purchase warrants originally registered pursuant to Registration Statement No. 333-200033, which was initially declared effective by the Commission on December 18, 2014, and (ii) a secondary offering of the Registrant’s common stock initially registered on Registration Statement No. 333-205519.

In addition to the updates described above, this Post-Effective Amendment is being filed to deregister unsold securities underlying Unit Purchase Options and common stock purchase warrants as follows:

●	48 shares of common stock and 24 common stock purchase warrants underlying Unit Purchase Options which expired on July 6, 2016.

●	4,421,846 shares of common stock underlying common stock purchase warrants issued in our initial Public offering and upon exercise of Unit Purchase Options. The common stock purchase warrants expired on January 6, 2017.

●	274,000 shares of common stock registered for resale by the holders thereof upon the exercise of common stock purchase warrants issued in a private placement completed concurrently with our initial public offering. The common stock purchase warrants expired on January 6, 2017.

All applicable registration fees were paid at the time of the original filing of the Registration Statements No. 333-200033 and No. 333-205519 on November 10, 2014, and July 6, 2015, respectively.

Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company